SCHEDULE OF ACCOUNTS RECEIVABLES - RELATED PARTY (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable		$ 172,757
Allowance for doubtful accounts
Total		$ 172,757